Share-Based Compensation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long Term Incentive Plan [Line Items]
Share-based compensation expenses	$ 9,673	$ 8,222	$ 7,063
Restricted Stock Units (Rsus) [Member]
Long Term Incentive Plan [Line Items]
Share-based compensation expenses	9,653	8,195	6,773
Cost of Revenues [Member]
Long Term Incentive Plan [Line Items]
Share-based compensation expenses	235	176	124
Cost of Revenues [Member] | Restricted Stock Units (Rsus) [Member]
Long Term Incentive Plan [Line Items]
Share-based compensation expenses	235	176	124
Research and Development [Member]
Long Term Incentive Plan [Line Items]
Share-based compensation expenses	6,705	5,625	5,062
Research and Development [Member] | Restricted Stock Units (Rsus) [Member]
Long Term Incentive Plan [Line Items]
Share-based compensation expenses	6,686	5,605	4,790
General and administrative [Member]
Long Term Incentive Plan [Line Items]
Share-based compensation expenses	1,308	1,191	872
General and administrative [Member] | Restricted Stock Units (Rsus) [Member]
Long Term Incentive Plan [Line Items]
Share-based compensation expenses	1,307	1,184	863
Selling and Marketing Expense [Member]
Long Term Incentive Plan [Line Items]
Share-based compensation expenses	1,425	1,230	1,005
Selling and Marketing Expense [Member] | Restricted Stock Units (Rsus) [Member]
Long Term Incentive Plan [Line Items]
Share-based compensation expenses	1,425	1,230	996
Income Tax Benefit [Member]
Long Term Incentive Plan [Line Items]
Share-based compensation expenses	2,170	1,886	818
Income Tax Benefit [Member] | Restricted Stock Units (Rsus) [Member]
Long Term Incentive Plan [Line Items]
Share-based compensation expenses	$ 2,170	$ 1,886	$ 818